Financial investments and non-current prepayments	12 Months Ended
Dec. 31, 2018
Categories of non-current financial assets [abstract]
Disclosure of prepayments and other assets [text block]

13 Financial investments and non-current prepayments

Non-current financial investments
	At 31 December
(in USD million)	2018	2017

Bonds	1,261	1,611
Listed equity securities	530	619
Non-listed equity securities	664	611

Financial investments	2,455	2,841

Bonds and equity securities mainly relate to investment portfolios held by Equinor's captive insurance company and other listed and non-listed equities held for long-term strategic purposes mainly accounted for using fair value through profit or loss

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2018	2017

Financial receivables interest bearing	345	716
Prepayments and other non-interest bearing receivables	688	196

Prepayments and financial receivables	1,033	912

Financial receivables interest bearing primarily relate to loans to employees and project financing of equity accounted companies.

Current financial investments
	At 31 December
(in USD million)	2018	2017

Time deposits	4,129	4,111
Interest bearing securities	2,912	4,337

Financial investments	7,041	8,448

At 31 December 2018, current financial investments include USD 896 million investment portfolios held by Equinor's captive insurance company which mainly are accounted for using fair value through profit or loss. The corresponding balance at 31 December 2017 was USD 714 million.

For information about financial instruments by category, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.